Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans
Schedule of employee benefits charged to operating expenses

(in thousands)	2019	2018	2017
Payroll taxes	$1,112	$1,156	$1,167
Medical plans	1,826	2,109	2,026
401(k) match and profit sharing	1,290	956	873
Periodic pension cost	1,430	1,707	1,343
Other	63	67	83
Total employee benefits	$5,721	$5,995	$5,492

Schedule of obligations and funded status

(in thousands)	2019	2018
Change in projected benefit obligation:
Balance, January 1	$26,892	$27,871
Service cost	1,430	1,707
Interest cost	1,169	1,037
Actuarial loss (gain)	5,164	(3,122)
Benefits paid	(646)	(601)
Balance, December 31,	$34,009	$26,892
Change in plan assets:
Fair value, January 1	$19,672	$19,924
Actual return on plan assets	5,164	(1,329)
Employer contribution	1,610	1,800
Expenses paid	(111)	(122)
Benefits paid	(646)	(601)
Fair value, December 31,	$25,689	$19,672
Funded status at end of year	$(8,320)	$(7,220)
Accumulated benefit obligation	$26,380	$21,244

Schedule of components of net pension cost

(in thousands)	2019	2018	2017
Service cost - benefits earned during the year	$1,430	$1,707	$1,343
Interest costs on projected benefit obligations (a)	1,169	1,037	1,009
Expected return on plan assets (a)	(1,467)	(1,327)	(1,127)
Expected administrative expenses (a)	122	93	88
Amortization of prior service cost (a)	79	79	79
Amortization of unrecognized net loss (a)	—	140	11
Net periodic pension cost	$1,333	$1,729	$1,403
(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss, including amounts recognized in other comprehensive income

(in thousands)	2019	2018
Prior service costs	$(49)	$(128)
Net accumulated actuarial net loss	(4,675)	(3,219)
Accumulated other comprehensive loss	(4,724)	(3,347)
Net periodic benefit cost in excess of cumulative employer contributions	(3,596)	(3,873)
Net amount recognized at December 31, balance sheet	$(8,320)	$(7,220)
Net (loss) gain arising during period	$(1,455)	$436
Prior service cost amortization	79	79
Amortization of net actuarial loss	—	140
Total recognized in other comprehensive (loss) income	$(1,376)	$655
Total recognized in net periodic pension cost and other comprehensive income	$2,709	$1,074

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense

	2019	2018	2017
Determination of benefit obligation at year end:
Discount rate	3.45%	4.40%	3.75%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	4.40%	3.75%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of fair value of the Company's pension plan assets, by asset category

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2019
Cash equivalents	$1,940	$1,940	$—	$—
U.S government agency obligations	300	—	300	—
Corporate bonds	307	—	307	—
Equity securities	1,436	1,436	—
Mutual funds	21,706	21,706	—	—
Total	$25,689	$25,082	$607	$—
December 31, 2018
Cash equivalents	$707	$707	$—	$—
U.S government agency obligations	1,778	—	1,778	—
Corporate bonds	295	—	295
Equity securities	1,236	1,236
Mutual funds	15,656	15,656	—	—
Total	$19,672	$17,599	$2,073	$—

Schedule of future benefit payments expected to be paid

Pension
Year	benefits
(in thousands)
2020	$819
2021	888
2022	1,022
2023	1,065
2024	1,066
2025 to 2029	6,985